SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2012 and December 31, 2011, authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2012	2011
100,000,000 common shares of $1.00 each	100,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2012	2011
80,503,364 (2011: 80,236,252) outstanding issued common shares of $1.00 each	80,504	80,237

Treasury shares held
The number of treasury shares held by the Company is as follows:

(Number of shares in thousands)	2012	2011	2010
At January 1	—	150	450
Disposed of during the year	—	(150)	(300)
At December 31	—	—	150

(In thousands of $)	2012	2011	2010
At December 31:
Book value of treasury shares	—	—	2,280
Market value of treasury shares	—	—	2,245

Weighted average assumptions used
The weighted average assumptions used are noted in the table below:

	2012	2011	2010
Risk free interest rate	2.0%	1.8%	2.0%
Expected volatility of common stock	56.9%	53.2%	56.7%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.6 years	2.6 years	3.5 years

Summary of stock option activity
A summary of option activity (including Golar Energy options prior to cancellation in May 2011) as at December 31, 2012, 2011 and 2010, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2009	5,487	$4.51
Granted during the year	2,323	$1.62
Exercised during the year	(531)	$7.81
Options outstanding at December 31, 2010	7,279	$2.96	2.0
Exercised during the year	(1,604)	$7.46
Forfeited during the year	(285)	$5.43
Options exchanged
- Golar Energy option exchanged and cancelled	(5,438)	$1.95
- Golar LNG options issued	897	$11.84
Options outstanding at December 31, 2011	849	$10.11	1.2
Exercised during the year	(267)	$1.54
Forfeited during the year	(1)	$8.54
Options outstanding at December 31, 2012	581	$7.86	0.8

Options exercisable at:
December 31, 2012	323	$8.46	0.3
December 31, 2011	299	$9.94	0.3
December 31, 2010	2,217	$4.66	1.1